Financial assets and liabilities - Cross currency interest rate swaps, metal forward contracts, forward foreign exchange contracts and NYMEX gas swaps (Details)
€ in Millions, £ in Millions, $ in Millions
	1 Months Ended				12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jun. 30, 2017 GBP (£)	Jun. 12, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	May 16, 2016 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments used to hedge foreign currency and interest rate risk											€ 251				€ 0
Derivative financial instruments used to hedge foreign currency and interest rate risk											6				124
Issuance of notes											8,392				9,070
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets											19				135
Cross currency interest rate swaps (CCIRS)
Disclosure of detailed information about hedging instruments [line items]
Contract value | $					$ 500
Derivative financial assets															124
Metal forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets											14				8
Forward foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets											€ 3
NYMEX gas swaps
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets															€ 2
4.750% Senior Notes due 2027
Disclosure of detailed information about hedging instruments [line items]
Aggregate principal amount | £									£ 400
Stated interest rate									4.75%	4.75%	4.75%
7.250% Senior Notes due 2024
Disclosure of detailed information about hedging instruments [line items]
Aggregate principal amount | $										$ 1,650				$ 1,650
Stated interest rate									7.25%	7.25%	7.25%			7.25%	7.25%
Ardagh Group S.A.
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) recognized on hedge ineffectiveness of net investments in foreign operations						€ 0	€ 0	€ 0
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments used to hedge foreign currency and interest rate risk											€ 251
Proceeds on termination				€ 81
Derivative financial assets															€ 124
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | Exceptional items
Disclosure of detailed information about hedging instruments [line items]
Gain on derivative instruments							78
Loss on hedge ineffectiveness							€ (10)
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to euro
Disclosure of detailed information about hedging instruments [line items]
Contract value | $			$ 440		$ 1,250
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, euro to British pounds
Disclosure of detailed information about hedging instruments [line items]
Contract value						332
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to British pounds
Disclosure of detailed information about hedging instruments [line items]
Contract value | $	$ 500
Proceeds on termination		€ 42
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to British pounds | Exceptional items
Disclosure of detailed information about hedging instruments [line items]
Loss on derivative instruments		€ 14
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to euro and British pounds
Disclosure of detailed information about hedging instruments [line items]
Contract value | $			$ 1,300
Ardagh Group S.A. | Metal forward contracts
Disclosure of detailed information about hedging instruments [line items]
Premium paid						0
Premium received						0
Ardagh Group S.A. | Metal forward contracts | Level 2
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets											0
Ardagh Group S.A. | Forward foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Premium paid						0
Premium received						0
Ardagh Group S.A. | Forward foreign exchange contracts | Level 2
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets											0
Ardagh Group S.A. | NYMEX gas swaps
Disclosure of detailed information about hedging instruments [line items]
Premium paid						0
Premium received						€ 0
Ardagh Group S.A. | NYMEX gas swaps | Level 2
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets											€ 0
Ardagh Group S.A. | 4.750% Senior Notes due 2027
Disclosure of detailed information about hedging instruments [line items]
Issuance of notes | £													£ 400
Aggregate principal amount | £												£ 400
Stated interest rate												4.75%	4.75%
Ardagh Group S.A. | 7.250% Senior Notes due 2024
Disclosure of detailed information about hedging instruments [line items]
Aggregate principal amount | $														$ 1,650		$ 1,650
Stated interest rate														7.25%	7.25%	7.25%